Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Information for Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 189.2
Fair value of plan assets	177.4
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	829.3
Fair value of plan assets	$ 617.5